Other revenues	6 Months Ended
Jun. 30, 2015
Other revenues
9 Other revenues
in	2Q15	1Q15	2Q14	6M15	6M14
Other revenues (CHF million)
Noncontrolling interests without SEI	14	(28)	25	(14)	383
Loans held-for-sale	(19)	(8)	(1)	(27)	0
Long-lived assets held-for-sale	1	2	(2)	3	26
Equity method investments	51	46	55	97	116
Other investments	93	(72)	97	21	207
Other	189	186	197	375	377
Other revenues	329	126	371	455	1,109